LOANS (Details 7) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Average Recorded Investment
With no related allowance recorded	$ 4,432,248	$ 5,685,572
With an allowance recorded	2,627,254	3,743,805
Total	7,059,502	9,429,377
Interest Income Recognized
With no related allowance recorded	13,522	17,784
With an allowance recorded	41,465	4,811
Total	54,987	22,595
Cash Basis Interest Recognized
Real estate loans
Average Recorded Investment
With no related allowance recorded	3,980,377	5,533,326
With an allowance recorded	2,502,994	3,433,513
Interest Income Recognized
With no related allowance recorded	12,421	17,202
With an allowance recorded	32,888
Cash Basis Interest Recognized
One-to-four family
Average Recorded Investment
With no related allowance recorded	633,963	1,012,186
With an allowance recorded	667,999	1,047,761
Interest Income Recognized
With no related allowance recorded	2,306	1,010
With an allowance recorded	11,874
Cash Basis Interest Recognized
Multi-family
Average Recorded Investment
With no related allowance recorded	1,309,419	1,038,953
With an allowance recorded	414,443	1,544,361
Interest Income Recognized
With no related allowance recorded	30
With an allowance recorded
Cash Basis Interest Recognized
Commercial
Average Recorded Investment
With no related allowance recorded	853,898	2,024,872
With an allowance recorded	1,367,490	655,830
Interest Income Recognized
With no related allowance recorded	7,709	16,192
With an allowance recorded	18,584
Cash Basis Interest Recognized
Construction and land
Average Recorded Investment
With no related allowance recorded	1,183,097	1,457,315
With an allowance recorded	53,062	185,561
Interest Income Recognized
With no related allowance recorded	2,376
With an allowance recorded	2,430
Cash Basis Interest Recognized
Commercial business
Average Recorded Investment
With no related allowance recorded	345,137	12,077
With an allowance recorded	121,785	275,701
Interest Income Recognized
With no related allowance recorded
With an allowance recorded	8,577	4,811
Cash Basis Interest Recognized
Consumer
Average Recorded Investment
With no related allowance recorded	106,734	140,169
With an allowance recorded	2,475	34,591
Interest Income Recognized
With no related allowance recorded	1,101	582
With an allowance recorded
Cash Basis Interest Recognized
Home equity
Average Recorded Investment
With no related allowance recorded	106,734	139,259
With an allowance recorded	2,475	31,887
Interest Income Recognized
With no related allowance recorded	1,101	582
With an allowance recorded
Cash Basis Interest Recognized
Automobile and other
Average Recorded Investment
With no related allowance recorded		910
With an allowance recorded		2,704
Interest Income Recognized
With no related allowance recorded
With an allowance recorded
Cash Basis Interest Recognized